Share capital - Rio Tinto plc	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share capital - Rio Tinto plc
26 Share capital – Rio Tinto plc

	2020 Number (million)	2019 Number (million)	2018 Number (million)	2020 US$m	2019 US$m	2018 US$m
Issued and fully paid up share capital of 10p each
At 1 January	1,259.345	1,287.660	1,351.609	207	211	220
Ordinary shares issued(a)(c)	0.039	0.041	0.035	—	—	—
Shares purchased and cancelled(b)	(3.628)	(28.356)	(63.984)	—	(4)	(9)
At 31 December	1,255.756	1,259.345	1,287.660	207	207	211
Shares held by public
At 1 January	1,249.924	1,278.215	1,342.058
Shares reissued from treasury(a)	0.569	0.024	0.106
Ordinary shares issued(a)(c)	0.039	0.041	0.035
Shares purchased and cancelled(b)	(3.628)	(28.356)	(63.984)
At 31 December	1,246.904	1,249.924	1,278.215
Shares held in treasury	8.852	9.421	9.445
Shares held by public	1,246.904	1,249.924	1,278.215
Total share capital	1,255.756	1,259.345	1,287.660
Other share classes
Special Voting Share of 10p each(d)	1 only	1 only	1 only
DLC Dividend Share of 10p each(d)	1 only	1 only	1 only
Equalisation Share of 10p each(d)	1 only	1 only	1 only
(a)39,273 ordinary shares were issued in 2020 under the Global Employee Share Plan (GESP). 568,863 ordinary shares were reissued from treasury during the year resulting from the vesting of awards under Rio Tinto plc employee share-based payment plans, with market values between £32.74 and £56.32 per share (2019: 40,974 ordinary shares were issued under the GESP and 23,659 ordinary shares were reissued from treasury with exercise prices and market values between £36.33 and £49.74 per share; 2018: 35,380 ordinary shares were issued under the GESP and 106,045 ordinary shares reissued from treasury with exercise prices and market values between £16.53 and £43.79 per share).
(b)The authority for the company to buy back its ordinary shares was renewed at the 2020 annual general meeting. 3,627,568 shares were bought back and cancelled in 2020 under the on-market buy-back programme. 28,356,034 shares were bought back and cancelled in 2019 under the on-market buy-back programme. 63,984,287 shares were bought back in 2018 under the on-market buy-back programme.
(c)The aggregate consideration for new shares issued under the GESP was US$1.3 million (2019: US$1.1 million; 2018: US$1.0 million). The difference between the nominal value and the issue price of the shares issued was credited to the share premium account. The aggregate consideration received for treasury shares reissued was US$1 million (2019: US$1 million; 2018: US$6 million). No new shares were issued as a result of the exercise of options under Rio Tinto plc employee share-based payment plans in 2020, 2019 and 2018.
(d)The “Special Voting Share” was issued to facilitate the joint voting by shareholders of Rio Tinto plc and Rio Tinto Limited on Joint Decisions, following the DLC Merger. The “DLC Dividend Share” was issued to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger Sharing Agreement.
During 2020, US$31 million of shares and ADRs (2019: US$43 million; 2018: US$140 million) were purchased by employee share ownership trusts on behalf of Rio Tinto plc to satisfy employee share awards on vesting. At 31 December 2020, 273,902 shares and 41,240 ADRs were held in the employee share ownership trusts on behalf of Rio Tinto plc.
Information relating to share-based incentive schemes is given in note 41.